UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end: 	December 31

Date of reporting period: 	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Investors Trust

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 67.59%                                                                                                        $170,717,005
(Cost $169,240,551)

Aerospace & Defense 0.45%                                                                                              1,148,160
Raytheon Co.,
Note                                                                  8.300   03-01-2010   BBB-            1,000       1,148,160

Agricultural Products 0.50%                                                                                            1,262,893
Chaoda Modern Agriculture Holdings Ltd.,
Gtd Sr Note (Cayman Islands) (L)(S)                                   7.750   02-08-2010   BB                400         366,000
Corn Products International, Inc.,
Sr Note                                                               8.450   08-15-2009   BBB-              795         896,893

Airlines 1.30%                                                                                                         3,274,699
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                                          7.858   10-01-2011   A-              1,000       1,021,580
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                             6.545   02-02-2019   A-              1,549       1,509,966
Pass Thru Ctf Ser 2000-2 Class B (L)                                  8.307   10-02-2019   BBB-              499         429,051
Pass Thru Ctf Ser 2001-1 Class C                                      7.033   06-15-2011   BB-               175         148,542
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)                                10.910   08-15-2014   D                 550           2,750
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1D                                             8.970   01-02-2015   CCC+              257         162,810

Apparel Retail 0.22%                                                                                                     564,419
Gap, Inc. (The),
Note (L)                                                              9.800   12-15-2008   BBB-              485         564,419

Asset Management & Custody Banks 0.60%                                                                                 1,506,689
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)                                                         5.260   12-29-2049   AA              1,500       1,506,689

Auto Parts & Equipment 0.62%                                                                                           1,576,884
American Axle & Manufacturing, Inc.,
Sr Note                                                               5.250   02-11-2014   BBB               500         445,984
TRW Automotive, Inc.,
Sr Note (L)                                                           9.375   02-15-2013   BB-             1,052       1,130,900

Brewers 0.38%                                                                                                            957,829
Fosters Financial Corp.,
Note (S)                                                              4.875   10-01-2014   BBB+            1,000         957,829

Broadcasting & Cable TV 3.76%                                                                                          9,506,645
AT&T Broadband Corp.,
Gtd Note                                                              8.375   03-15-2013   BBB               980       1,164,468
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)                                          8.200   07-15-2009   BBB-              905       1,020,530
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note                                                              10.250   09-15-2010   CCC-            2,000       2,040,000
Innova S. de R.L.,
Note (Mexico)                                                         9.375   09-19-2013   B+              1,500       1,661,250
Shaw Communications, Inc.,
Sr Note (Canada)                                                      8.250   04-11-2010   BB+             1,000       1,100,000
TCI Communications, Inc.,
Sr Deb                                                                9.800   02-01-2012   BBB               840       1,052,890
XM Satellite Radio, Inc.,
Sr Sec Note                                                          12.000   06-15-2010   CCC+              622         724,630
Sr Sec Note, Step Coupon (Zero to 12-31-05,
then 14.000%) (O)                                                      Zero   12-31-2009   CCC+              728         742,877

Building Products 0.83%                                                                                                2,098,454
Pulte Homes, Inc.,
Sr Note (L)                                                           6.250   02-15-2013   BBB-            1,000       1,031,033
Toll Brothers, Inc.,
Gtd Sr Note                                                           6.875   11-15-2012   BBB-            1,000       1,067,421

Casinos & Gaming 2.62%                                                                                                 6,623,382
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                                       14.500   06-15-2009   CCC+            1,000       1,230,000
Harrah's Operating Co., Inc.,
Gtd Sr Note                                                           8.000   02-01-2011   BBB-              735         834,055
Gtd Sr Note                                                           5.500   07-01-2010   BBB-              720         732,452
Jacob's Entertainment, Inc.,
Sec Note (S)                                                         11.875   02-01-2009   B                 700         770,000
Mohegan Tribal Gaming Auth.,
Sr Sub Note                                                           7.125   08-15-2014   B+                250         250,625
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B                                                     9.750   04-01-2010   B+                800         872,000
Premier Entertainment Biloxi,
1st Mtg Note                                                         10.750   02-01-2012   B-                 25          25,500
Trump Casino Holdings, LLC/Trump Casino Funding, Inc.,
Gtd Sr Sec 1st Mtg Note (G)(H)                                       12.625   03-15-2010   D                 500         543,750
Waterford Gaming, LLC,
Sr Note (S)                                                           8.625   09-15-2012   B+              1,300       1,365,000

Commodity Chemicals 0.84%                                                                                              2,127,662
Lyondell Chemical Co.,
Gtd Sec Note                                                          9.500   12-15-2008   B+              1,010       1,080,700
RPM International, Inc.,
Sr Note                                                               6.250   12-15-2013   BBB             1,000       1,046,962

Consumer Finance 3.21%                                                                                                 8,115,104
Capital One Financial Corp.,
Sr Note                                                               6.250   11-15-2013   BBB-            1,000       1,057,123
CIT Group, Inc.,
Sr Note                                                               5.000   02-13-2014   A                 720         707,600
Ford Motor Credit Co.,
Note                                                                  7.375   10-28-2009   BBB-            1,925       1,933,412
General Motors Acceptance Corp.,
Note                                                                  7.250   03-02-2011   BBB-            2,450       2,274,695
Household Finance Corp.,
Note                                                                  6.375   10-15-2011   A                 615         664,384
HSBC Finance Corp.,
Sr Note                                                               6.750   05-15-2011   A               1,350       1,477,890

Department Stores 0.30%                                                                                                  750,500
Penney J.C. Co., Inc.,
Deb                                                                   7.650   08-15-2016   BB+               790         750,500

Diversified Banks 2.13%                                                                                                5,383,154
Bank of New York,
Cap Security (S)                                                      7.780   12-01-2026   A-                620         668,633
Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32 then variable)
(United Kingdom) (S)                                                  6.860   09-29-2049   A+              1,580       1,768,911
Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)                                                 5.506   12-01-2049   BAA2              375         358,563
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                             8.375   12-29-2049   A2                750         810,176
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)                                            7.648   08-29-2049   A                 630         774,024
Wachovia Corp.,
Sub Note                                                              5.250   08-01-2014   A-              1,000       1,002,847

Diversified Chemicals 1.27%                                                                                            3,214,506
NOVA Chemicals Corp.,
Med Term Note (Canada)                                                7.400   04-01-2009   BB+             1,955       2,067,413
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)                                                         7.750   05-31-2011   BBB+            1,000       1,147,093

Diversified Commercial Services 0.98%                                                                                  2,476,251
Hutchison Whampoa International Ltd.,
Gtd Note (United Kingdom) (S)                                         6.500   02-13-2013   A-                750         791,580
Noble Group Ltd.,
Sr Note (Bermuda) (S)                                                 6.625   03-17-2015   BB+             1,000         929,046
Sotheby's Holdings, Inc.,
Note                                                                  6.875   02-01-2009   BB-               750         755,625

Diversified Financial Services 1.20%                                                                                   3,018,428
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                             9.000   06-01-2017   BB+               915       1,068,446
Glencore Funding LLC,
Gtd Note (S)                                                          6.000   04-15-2014   BBB             1,365       1,298,108
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)                                             8.485   12-31-2049   BBB+              595         651,874

Diversified Metals & Mining 0.20%                                                                                        492,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note                                                               6.875   02-01-2014   B+                500         492,500

Electric Utilities 7.02%                                                                                              17,738,259
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A                                              9.000   01-02-2017   BB+               546         628,157
BVPS II Funding Corp.,
Collateralized Lease Bond                                             8.890   06-01-2017   BB+               700         826,742
CE Generation LLC,
Sr Sec Note                                                           7.416   12-15-2018   BB-               810         861,546
El Paso Electric Co.,
1st Mtg Ser E                                                         9.400   05-01-2011   BBB             1,000       1,087,831
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                               8.625   04-30-2013   BBB-              850         934,487
Exelon Generation Co., LLC,
Sr Note                                                               5.350   01-15-2014   A-              1,000       1,003,666
FPL Energy National Wind,
Sec Note (S)                                                          5.608   03-10-2024   BBB-              385         380,576
HQI Transelect Chile S.A.,
Sr Note (Chile)                                                       7.875   04-15-2011   A-              1,175       1,343,930
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9                                                  9.260   12-15-2010   BB+               492         539,452
IPALCO Enterprises, Inc.,
Sr Sec Note                                                           8.625   11-14-2011   BB-               315         361,462
Midland Funding Corp. II,
Deb Ser B                                                            13.250   07-23-2006   BB-             2,220       2,390,623
MSW Energy Holdings II LLC/MSW Energy Finance Co., II,
Inc.,
Sr Sec Note Ser B                                                     7.375   09-01-2010   BB-               750         761,250
PNPP II Funding Corp.,
Deb                                                                   9.120   05-30-2016   BB+               471         552,398
PPL Capital Funding,
Gtd Sr Note Ser A                                                     4.330   03-01-2009   BBB-              500         486,457
Reliant Energy, Inc.,
Sr Sec Note                                                           6.750   12-15-2014   B+              1,000         932,500
System Energy Resources, Inc.,
Sec Bond (S)                                                          5.129   01-15-2014   BBB               449         438,989
TransAlta Corp.,
Note (Canada)                                                         5.750   12-15-2013   BBB-            2,000       2,034,556
TXU Corp.,
Note (S)                                                              6.500   11-15-2024   BBB-              980         936,497
Sec Bond                                                              7.460   01-01-2015   BBB               615         660,008
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                             8.090   01-02-2017   BBB-              534         577,132

Electrical Components & Equipment 0.63%                                                                                1,601,436
AMETEK, Inc.,
Sr Note                                                               7.200   07-15-2008   BBB             1,500       1,601,436

Food Retail 1.22%                                                                                                      3,075,846
Ahold Finance USA, Inc.,
Gtd Sr Note                                                           6.875   05-01-2029   BB-               265         251,750
Ahold Lease USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1 (L)                                     7.820   01-02-2020   BB                932       1,001,691
Delhaize America, Inc.,
Gtd Note                                                              9.000   04-15-2031   BB+             1,500       1,822,405

Foreign Government 0.73%                                                                                               1,842,563
Colombia, Republic of,
Note (Colombia)                                                      10.000   01-23-2012   BB              1,000       1,080,000
Mexican States, United,
Global Med Term Note Ser A (Mexico)                                   6.375   01-16-2013   BBB-              735         762,563

Gas Utilities 0.20%                                                                                                      498,195
NorAm Energy Corp.,
Deb                                                                   6.500   02-01-2008   BBB               475         498,195

Health Care Facilities 0.45%                                                                                           1,138,080
HCA, Inc.,
Note                                                                  8.750   09-01-2010   BB+             1,012       1,138,080

Health Care Services 0.57%                                                                                             1,432,419
Wellpoint, Inc.,
Note (S)                                                              5.000   12-15-2014   BBB+            1,460       1,432,419

Highways & Railtracks 1.06%                                                                                            2,672,090
CSX Corp.,
Sr Note                                                               4.875   11-01-2009   BBB             2,000       1,997,090
TFM S.A. de C.V.,
Gtd Sr Disc Deb (Mexico)                                             11.750   06-15-2009   B                 675         675,000

Hotels, Resorts & Cruise Lines 1.23%                                                                                   3,098,134
Hyatt Equities LLC,
Note (S)                                                              6.875   06-15-2007   BBB             1,050       1,084,446
Meditrust,
Note                                                                  7.000   08-15-2007   BB-             1,700       1,729,750
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd Sr Note                                                           7.375   05-01-2007   BB+               275         283,938

Industrial Conglomerates 0.47%                                                                                         1,175,946
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)                                          6.625   02-22-2010   BB                590         569,946
Waste Services, Inc.,
Sr Sub Note (L) (S)                                                   9.500   04-15-2014   CCC               600         606,000

Industrial Machinery 1.12%                                                                                             2,836,601
Kennametal, Inc.,
Sr Note                                                               7.200   06-15-2012   BBB             1,385       1,530,458
Manitowoc Co., Inc., (The)
Sr Note                                                               7.125   11-01-2013   B+                500         515,000
Trinity Industries Leasing Co.,
Pass Thru Ctf (S)                                                     7.755   02-15-2009   Ba1               750         791,143

Insurance Brokers 0.59%                                                                                                1,493,126
Marsh & McLennan Cos., Inc.,
Sr Note                                                               5.375   03-15-2007   BBB             1,470       1,493,126

Integrated Oil & Gas 1.25%                                                                                             3,146,971
Amerada Hess Corp.,
Note                                                                  7.125   03-15-2033   BBB-              490         544,889
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                                     9.125   10-13-2010   BBB-            1,065       1,230,075
Petro-Canada,
Deb (Canada)                                                          9.250   10-15-2021   BBB             1,000       1,372,007

Integrated Telecommunication Services 5.09%                                                                           12,848,888
AT&T Corp.,
Med Term Note                                                         8.350   05-15-2025   BB+               500         517,500
Sr Note                                                               9.050   11-15-2011   BB+               990       1,124,887
Bellsouth Corp.,
Bond                                                                  5.200   09-15-2014   A                 350         346,237
Deb                                                                   6.300   12-15-2015   A               1,110       1,169,615
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down on rating)
(Netherlands)                                                         8.500   06-15-2010   BBB+              950       1,092,576
France Telecom S.A.,
Note (France)                                                         8.500   03-01-2011   BBB+              915       1,046,976
Qwest Capital Funding, Inc.,
Gtd Note (L)                                                          7.000   08-03-2009   B               1,700       1,593,750
SBC Communications, Inc.,
Note                                                                  5.100   09-15-2014   A                 830         808,985
Sprint Capital Corp.,
Gtd Sr Bond                                                           7.625   01-30-2011   BBB-            1,000       1,113,111
Note                                                                  6.875   11-15-2028   BBB-              820         877,885
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)                                             4.950   09-30-2014   BBB+            1,500       1,436,859
Telefonos de Mexico, S.A. de C.V.,
Note (Mexico)                                                         4.500   11-19-2008   BBB-            1,750       1,720,507

IT Consulting & Other Services 0.56%                                                                                   1,401,105
NCR Corp.,
Note                                                                  7.125   06-15-2009   BBB-              375         403,605
Unisys Corp.,
Sr Note (L)                                                           6.875   03-15-2010   BB+             1,000         997,500

Leisure Facilities 0.30%                                                                                                 759,500
Cinemark USA, Inc.,
Sr Sub Note                                                           9.000   02-01-2013   B-                700         759,500

Leisure Products 0.12%                                                                                                   310,500
K2, Inc,
Sr Note                                                               7.375   07-01-2014   BB                300         310,500

Metal & Glass Containers 0.85%                                                                                         2,152,500
BWAY Corp.,
Gtd Sr Sub Note                                                      10.000   10-15-2010   B-                500         531,250
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note                                                       8.750   11-15-2012   BB-             1,000       1,092,500
Gtd Sr Note                                                           8.250   05-15-2013   B                 500         528,750

Multi-Line Insurance 0.44%                                                                                             1,110,646
Assurant, Inc.,
Sr Note                                                               6.750   02-15-2034   BBB+              490         531,536
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                                      7.625   11-15-2023   AA                470         579,110

Multi-Media 0.77%                                                                                                      1,950,553
News America Holdings, Inc.,
Gtd Sr Deb                                                            8.250   08-10-2018   BBB-              510         616,090
Time Warner, Inc.,
Deb                                                                   9.125   01-15-2013   BBB+            1,080       1,334,463

Multi-Utilities & Unregulated Power 1.23%                                                                              3,106,876
CalEnergy Co., Inc.,
Sr Bond                                                               8.480   09-15-2028   BBB-              525         686,416
Duke Capital LLC,
Sr Note                                                               8.000   10-01-2019   BBB-              455         539,797
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                                     7.840   05-30-2010   BB+             1,761       1,880,663

Office Services & Supplies 1.02%                                                                                       2,567,313
Office Depot, Inc.,
Sr Note                                                               6.250   08-15-2013   BBB-            1,500       1,569,356
Steelcase, Inc.,
Sr Note                                                               6.375   11-15-2006   BBB-              980         997,957

Oil & Gas Drilling 1.15%                                                                                               2,906,559
Alberta Energy Co., Ltd.,
Note (Canada)                                                         8.125   09-15-2030   A-                685         893,675
Delek & Avner-Yam Tethys,
Sr Sec Note (Israel) (S)                                              5.326   08-01-2013   BBB-              335         330,384
Gazprom,
Loan Part Note (Russia) (S)                                           9.625   03-01-2013   BB-             1,000       1,142,500
Grant Prideco Escrow Corp.,
Sr Note Ser B                                                         9.000   12-15-2009   BB-               500         540,000

Oil & Gas Exploration & Production 1.40%                                                                               3,537,467
Occidental Petroleum Corp.,
Sr Deb                                                               10.125   09-15-2009   BBB+            1,102       1,316,703
Plains Exploration & Production Co.,
Sr Note                                                               7.125   06-15-2014   BB-               500         522,500
TEPPCO Partners, L.P.,
Gtd Sr Note                                                           7.625   02-15-2012   BBB             1,500       1,698,264

Oil & Gas Refining & Marketing 0.39%                                                                                     986,930
Enterprise Products Operations, L.P.,
Gtd Sr Note Ser B                                                     5.600   10-15-2014   BB+             1,000         986,930

Paper Packaging 0.53%                                                                                                  1,326,750
Stone Container Corp.,
Sr Note                                                               9.750   02-01-2011   B                 275         294,250
Sr Note                                                               8.375   07-01-2012   B               1,000       1,032,500

Paper Products 1.33%                                                                                                   3,353,750
Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)                                                  6.950   12-15-2006   BB              2,000       2,010,000
MDP Acquisitions Plc,
Sr Note (Ireland)                                                     9.625   10-01-2012   B               1,250       1,343,750

Pharmaceuticals 1.28%                                                                                                  3,238,082
Medco Health Solutions, Inc.,
Sr Note                                                               7.250   08-15-2013   BBB             1,550       1,713,303
Wyeth,
Note                                                                  5.500   03-15-2013   A               1,500       1,524,779

Property & Casualty Insurance 0.54%                                                                                    1,375,216
Markel Corp.,
Sr Note                                                               7.350   08-15-2034   BBB-              330         360,244
Ohio Casualty Corp.,
Note                                                                  7.300   06-15-2014   BB                750         801,644
URC Holdings Corp.,
Sr Note (S)                                                           7.875   06-30-2006   AA-               205         213,328

Publishing 0.17%                                                                                                         435,965
Dex Media West,
Sr Sub Note                                                           9.875   08-15-2013   B                 391         435,965

Real Estate Investment Trusts 0.70%                                                                                    1,776,125
Healthcare Realty Trust, Inc.,
Sr Note                                                               8.125   05-01-2011   BBB-              165         189,099
iStar Financial, Inc.,
Sr Note                                                               7.000   03-15-2008   BBB-              785         831,756
ProLogis Trust,
Sr Note                                                               7.050   07-15-2006   BBB+              490         507,145
Ventas Realty, L.P./Capital Corp.,
Sr Note                                                               6.625   10-15-2014   BB                250         248,125

Real Estate Management & Development 0.54%                                                                             1,355,404
Post Apartment Homes,
Sr Note                                                               5.125   10-12-2011   BBB               830         825,209
Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.64% to 09-30-07 then
variable) (S)                                                         7.640   12-29-2049   A                 495         530,195

Regional Banks 1.68%                                                                                                   4,246,831
Colonial Capital II,
Gtd Cap Security Ser A                                                8.920   01-15-2027   BB              1,029       1,123,868
Crestar Capital Trust I,
Gtd Cap Security                                                      8.160   12-15-2026   A-                880         954,954
First Chicago NDB Institutional Capital,
Gtd Capital Bond Ser A (S)                                            7.950   12-01-2026   A1                500         536,958
Greater Bay Bancorp,
Sr Note Ser B                                                         5.250   03-31-2008   BBB-              540         545,924
NB Capital Trust IV,
Gtd Cap Security                                                      8.250   04-15-2027   A-                980       1,085,127

Specialized Finance 1.25%                                                                                              3,152,453
ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08, then 11.500%) (O)                       Zero   11-01-2011   B-                680         476,000
Bosphorous Financial Services,
Sr Sec Floating Rate Note (S)                                         4.830   02-15-2012   Baa3              500         499,802
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B                                                    7.990   12-30-2011   BB                875         928,154
Humpuss Funding Corp.,
Gtd Note (S)                                                          7.720   12-15-2009   B2                204         198,277
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                                       6.600   09-15-2010   BBB             1,000       1,050,220

Telecommunication Services 0.80%                                                                                       2,020,097
Intelsat Ltd.,
Sr Note (Bermuda) (S)                                                 7.805   01-15-2012   B+                450         456,750
Telus Corp.,
Note (Canada)                                                         8.000   06-01-2011   BBB             1,350       1,563,347

Telecommunications Equipment 0.48%                                                                                     1,201,544
Corning, Inc.,
Med Term Note                                                         8.300   04-04-2025   BB+             1,150       1,201,544

Thrifts & Mortgage Finance 3.81%                                                                                       9,622,614
Bear Stearns Alt-A Trust,
Collateralized Mtg Obligation Ser 2005-3 Class
B2 (M)                                                                5.424   04-25-1935   AA+               440         440,550
Bear Stearns Commericial Mortgage Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA Class C (S)                          4.937   05-14-2016   AA              1,000       1,000,236
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                                    8.100   08-15-2025   AAA               202         211,742
Countrywide Alternative Loan Trust,
Mtg Asset Backed Pass Thru Ctf Ser 2004-24CB
Class 1A1                                                             6.000   11-25-2034   AAA             1,204       1,223,043
Credit-Based Asset Servicing and Securitization LLC,
Mtg Asset Backed Ctf Ser 2004-CB4 Class A3                            4.632   05-25-2035   AAA             1,000       1,002,583
DLJ Motgage Acceptance Corp.,
Commercial Mtg Pass Thru Ctf Ser 1996-CFI Class
B1 (S)                                                                8.359   03-13-2028   AAA             1,465       1,514,888
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                                      5.098   01-15-2034   BBB             2,000       1,962,427
Sub Bond Ser 2004-2A Class D (S)                                      5.093   12-15-2014   Baa2              385         374,292
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1                               5.296   01-25-2035   AA                470         468,602
Washington Mutual,
Mtg Ln Pass Thru Ctf Ser 2005-AR4 Class B1                            4.684   04-25-2035   AA              1,458       1,424,251

Tobacco 0.42%                                                                                                          1,070,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                               10.625   09-01-2008   B               1,000       1,070,000

Utilities Other 0.77%                                                                                                  1,941,540
Kinder Morgan Energy Partners,
Sr Note                                                               5.000   12-15-2013   BBB+            1,345       1,309,770
Magellan Midstream Partners, L.P.,
Note                                                                  6.450   06-01-2014   BBB               590         631,770

Wireless Telecommunication Services 2.02%                                                                              5,113,972
America Movil S.A. de C.V.,
Sr Note (Mexico)                                                      5.750   01-15-2015   BBB             1,225       1,184,027
AT&T Wireless Services, Inc.,
Sr Note                                                               8.125   05-01-2012   A               1,475       1,723,133
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)                                          9.750   01-30-2008   BB-               350         372,750
Nextel Communications, Inc.,
Sr Note                                                               7.375   08-01-2015   BB              1,250       1,320,312
Rogers Wireless, Inc.,
Sr Sub Note (Canada)                                                  8.000   12-15-2012   B+                500         513,750

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 1.62%                                                                                                $4,095,531
(Cost $4,081,297)

Agricultural Products 0.41%                                                                                            1,025,391
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            12,500       1,025,391

Diversified Banks 0.40%                                                                                                1,013,940
Abbey National Plc, 7.375% (United Kingdom)                                                A-             38,700       1,013,940

Electric Utilities 0.41%                                                                                               1,044,400
Ameren Corp., 9.75%, Conv                                                                  BBB+           20,000         536,400
DTE Energy Co., 8.75%, Conv                                                                BBB-           20,000         508,000

Gas Utilities 0.40%                                                                                                    1,011,800
KeySpan Corp., 8.75%, Conv                                                                 A              20,000       1,011,800

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 27.79%                                                                       $70,186,166
(Cost $70,746,713)

Government U.S. 3.77%                                                                                                  9,506,094
United States Treasury,
Bond (L)                                                              9.125   05-15-2018   AAA               555         792,935
Bond (L)                                                              5.375   02-15-2031   AAA             1,610       1,754,712
Note (L)                                                              6.250   02-15-2007   AAA             3,100       3,240,225
Note (L)                                                              4.000   02-15-2015   AAA             3,870       3,718,222

Government U.S. Agency 24.02%                                                                                         60,680,072
Federal Home Loan Bank,
Bond (N)                                                              4.500   04-11-2008   AAA             3,000       2,993,568
Bond (N)                                                              4.430   04-07-2008   AAA             2,450       2,450,059
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                                   4.500   08-01-2019   AAA               938         919,658
15 Yr Pass Thru Ctf                                                   4.500   11-01-2019   AAA             1,166       1,143,100
20 Yr Pass Thru Ctf                                                  11.250   01-01-2016   AAA                39          42,557
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA            19,038      19,490,847
30 Yr Pass Thru Ctf                                                   6.000   09-01-2034   AAA               673         688,703
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   7.500   02-01-2008   AAA                15          15,282
15 Yr Pass Thru Ctf                                                   7.000   09-01-2010   AAA                46          47,916
15 Yr Pass Thru Ctf                                                   7.000   10-01-2012   AAA                21          21,940
15 Yr Pass Thru Ctf                                                   7.000   04-01-2017   AAA                65          68,298
15 Yr Pass Thru Ctf                                                   4.500   10-01-2019   AAA             1,181       1,155,446
30 Yr Pass Thru Ctf                                                   6.500   07-01-2034   AAA             1,771       1,838,231
30 Yr Pass Thru Ctf                                                   6.500   11-01-2034   AAA               921         956,269
30 Yr Pass Thru Ctf                                                   6.000   12-01-2033   AAA             6,082       6,218,284
30 Yr Pass Thru Ctf                                                   6.000   01-01-2034   AAA             8,681       8,875,921
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA             3,957       4,045,740
30 Yr Pass Thru Ctf                                                   5.500   04-01-2033   AAA                22          21,711
30 Yr Pass Thru Ctf                                                   5.500   05-01-2034   AAA             1,144       1,146,233
Bond (L)                                                              3.875   02-01-2008   AAA             3,474       3,429,557
CMO REMIC 2003-17-QT                                                  5.000   08-25-2027   AAA             1,595       1,593,155
Note                                                                  4.500   04-01-2008   AAA             2,375       2,372,202
Financing Corp.,
Bond                                                                  9.400   02-08-2018   AAA               785       1,105,161
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                  10.000   11-15-2020   AAA                10          11,765
30 Yr Pass Thru Ctf                                                   9.500   11-15-2019   AAA                 8           8,680
30 Yr Pass Thru Ctf                                                   9.500   01-15-2021   AAA                 5           5,107
30 Yr Pass Thru Ctf                                                   9.500   02-15-2025   AAA                13          14,682

                                                                   Interest                Credit      Par value
Issuer, description, maturity date                                 rate (%)                rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 3.00%                                                                                          $7,580,000
(Cost $7,580,000)

Government U.S. Agency 2.97%                                                                                           7,500,000
Federal Home Loan Bank,
Disc Note 4-1-05                                                       Zero                AAA             7,500       7,500,000

Joint Repurchase Agreement 0.03%                                                                                          80,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 3-31-05 due 4-1-05 (secured
by U.S. Treasury Inflation Indexed Bond 3.875% due
4-15-29)                                                              2.660                                   80          80,000

Total investments 100.00%                                                                                           $252,578,702


John Hancock
Investors Trust
Financial futures contracts
March 31, 2005 (unaudited)

                                          Number of                                          Appreciation
Open contracts                            contracts         Position       Expiration      (depreciation)
----------------------------------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                      326            Short        June 2005            $596,231
U.S. 10-Year Treasury Note                      269            Short        June 2005            $500,389

                                                                                               $1,096,620


John Hancock

Investors Trust

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of March 31, 2005.

(M) A portion of this security having an aggregate value of $440,550, or 0.17% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $460,088 of Federal National Mortgage Assn., 6.000%, 01-01-34 has been segregated to cover the forward commitment.

(N) These securities having an aggregate value of $5,443,627 or 2.16% of the Fund's total investments, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $5,674,414 of Federal National Mortgage Assn., 6.000%, 01-01-34 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,133,853 or 13.51% of the Fund's total investments as of March 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $251,648,561. Gross unrealized appreciation and depreciation of investments aggregated $5,245,668 and $4,315,527, respectively, resulting in net unrealized appreciation of $930,141.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Registrar
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: JHI

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q1     3/05
          5/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    May 25, 2005